C/FUNDS GROUP, INC.
P. O. Box 622
Venice, FL  34284-0622
(941) 488-6772





FILED VIA EDGAR


December 3, 1997


Securities and Exchange Commission
Filing Desk
450 5th Street NW
Washington, DC  20549

Re:	File #2-96218d, 1993 Act re registration of C/FUNDS, GROUP, INC.
	File #811-4246, 1940 Act re registration of C/FUNDS, GROUP, INC.

Dear Commission:

I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent registration statement or amendment filed December 1, 1997.

I further certify that the text of the most recent registration statement or amendment has been filed electronically with the EDGAR system.

This certification is to comply with the "Definitive Material" requirement. If there is any further information required, please contact our office as soon as possible.

Sincerely,

/s/

Roland G. Caldwell, Jr.
President